Schedule of Assets (Schedule of Assets (Held at End of Year I)) (Details) - EBP 004 [Member]	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
EIN	66-0183103
PN	004